Segment Geographical Information and Major Customers - Schedule of Revenue Disaggregated by Primary Major Product Lines and Services (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated by Primary Major Product Lines and Services [Line Items]
Revenue		$ 3,094	$ 3,064	$ 2,909
Perpetual Based Software License [Member]
Schedule of Revenue Disaggregated by Primary Major Product Lines and Services [Line Items]
Revenue		639	802	886
Term-Based Software License [Member]
Schedule of Revenue Disaggregated by Primary Major Product Lines and Services [Line Items]
Revenue		2,115	1,995	1,844
Total Software License [Member]
Schedule of Revenue Disaggregated by Primary Major Product Lines and Services [Line Items]
Revenue	[1]	2,754	2,797	2,730
PCS services transferred over a period of time [Member]
Schedule of Revenue Disaggregated by Primary Major Product Lines and Services [Line Items]
Revenue		148	128	120
Web Advertising at a Point of Time Upon Clicks [Member]
Schedule of Revenue Disaggregated by Primary Major Product Lines and Services [Line Items]
Revenue		$ 192	$ 139	$ 59

[1]	Revenue recognized from sales-based software license was $23, $46 and $53 during the years ended December 31, 2025, 2024 and 2023, respectively (see also Note 2N above).